Document and Entity Information	Jan. 24, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001787414
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 24, 2024
Entity Registrant Name	Bogota Financial Corp.
Entity Incorporation State Country Code	MD
Entity File Number	001-39180
Entity Tax Identification Number	84-3501231
Entity Address, Address Line One	819 Teaneck Road
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666
City Area Code	(201)
Local Phone Number	862-0660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	BSBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false